Real Estate Investments - Schedule of Acquisitions (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) property	Dec. 31, 2015 USD ($) property	Dec. 31, 2014 USD ($) property	Dec. 31, 2013 USD ($) property
Real estate investments, at cost:
Land	$ 6,867	$ 23,865	$ 288,376	$ 44,118
Buildings, fixtures and improvements	31,635	192,052	1,450,862	103,127
Total tangible assets	38,502	215,917	1,739,238	147,245
Intangibles acquired:
Goodwill		0	3,665	0
Total assets acquired, net	47,184	255,008	2,171,421	188,286
Mortgage notes payable used to acquire real estate investments		(31,933)	(217,791)	(75,651)
Credit facility borrowings used to acquire real estate investments		0	(446,558)	0
Other liabilities assumed		0	0	(1,664)
Cash paid for acquired real estate investments	$ 47,184	$ 223,075	$ 1,507,072	$ 110,971
Number of properties purchased | property	4	22	270	36
In-place leases
Intangibles acquired:
Assets Acquired	$ 8,571	$ 44,241	$ 418,419	$ 44,865
Above market lease assets
Intangibles acquired:
Assets Acquired	166	1,007	26,711	2,159
Below market lease liabilities
Intangibles acquired:
Assets Acquired	(632)	(7,449)	(17,513)	(5,983)
Below market ground lease assets
Intangibles acquired:
Assets Acquired	$ 577	3,363	901	0
Above market ground lease liabilities
Intangibles acquired:
Assets Acquired		$ (2,071)	$ 0	$ 0